UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.       Name and address of issuer:

                              Goldman Sachs Trust
                              4900 Sears Tower
                              Chicago, IL  60606

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
                           Goldman Sachs Balanced Fund
			   Goldman Sachs Concentrated Growth Fund
                           Goldman Sachs Capital Growth Fund
                           Goldman Sachs CORE Large Cap Growth Fund
                           Goldman Sachs CORE Large Cap Value Fund
                           Goldman Sachs CORE Small Cap Equity Fund
                           Goldman Sachs CORE U.S. Equity Fund
                           Goldman Sachs Growth and Income Fund
                           Goldman Sachs Growth Opportunities Fund
                           Goldman Sachs Stategic Growth Fund
                           Goldman Sachs Mid Cap Value Fund
                           Goldman Sachs Small Cap Value Fund
                           Goldman Sachs Asia Growth Fund
                           Goldman Sachs CORE International Equity Fund
                           Goldman Sachs Emerging Markets Equity Fund
                           Goldman Sachs European Equity Fund
                           Goldman Sachs International Equity Fund
                           Goldman Sachs International Growth Opportunities Fund Goldman Sachs Japanese Equity Fund
 			   Goldman Sachs Large Cap Value Fund
			   Goldman Sachs Research Select Fund


3.       Investment Company Act File Number:  811-5349

         Securities Act File Number:  33-17619

4(a)     Last day of fiscal year for which this Form is filed:

                           August 31, 2003

4(b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


          Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):                       $ 5,045,482,895
                                                          ---------------
         (ii)     Aggregate price of securities
                  redeemed or repurchased during the
                  fiscal year:                         $ 5,306,565,900
                                                       ---------------

         (iii)Aggregate  price of securities
              redeemed or repurchased during any
              prior fiscal year ending no earlier
              than October 11, 1995 that were not
              previously used to reduce registration
              fees payable to the Commission:          $17,735,555,553
                                                         ------------

         (iv) Total available redemption credits
              [add Items 5(ii) and 5(iii)]:            $23,042,121,453
                                                       ---------------

         (v)  Net sales - if Item 5(i) is greater
              than Item 5(iv) [subtract Item 5(iv)
              from Item 5(i)]:                           $ 0
                                                         ---------------


         (vi) Redemption  credits  available
              for use in future years - if Item
              5(i) is less than Item 5(iv) [subtract
              Item 5(iv) from Item 5(i)]               $17,996,638,558
                                                         ------------
         (vii) Multiplier for determining
               registration fee (See Instruction
               C.9):                                   x      .0000809
                                                       --------------

         (viii) Registration fee due [multiply
                Item 5(v) by Item 5(vii)]
                (enter "0" if no fee is due):          =$ 0
                                                       --------------

6.       Prepaid Shares

         If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:________.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                        +$ 0
                                                          -----------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                        =$ 0
                                                          -----------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

         Method of Delivery:

         [ ] Wire Transfer
         [ ] Mail or other means


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*
                           		_________________________
  				    	                     Peter W. Fortner
		                              Assistant Treasurer


Date:  November 26, 2003



*Please print the name and title of the signing officer below the signature.